Leases (Details)	12 Months Ended
Dec. 31, 2023
Bottom of Range [Member]
Leases [Line Items]
IFRS Lessee, Operating Lease, Term of Contract	2 years
Top of Range [Member]
Leases [Line Items]
IFRS Lessee, Operating Lease, Term of Contract	5 years